Employee Benefit Plan, Fair Value and NAV Practical Expedient (Tables)	12 Months Ended
Dec. 31, 2025
EBP 31-1537655-010
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$1,409,289,821	$—	$—	$1,409,289,821
Common/collective trusts	—	6,503,879,340	—	6,503,879,340
Self-directed Brokerage Accounts*	376,939,003	—	—	376,939,003
Marathon Petroleum Corporation (“MPC”) Common Stock	849,461,397	—	—	849,461,397
Total investments, at fair value	$2,635,690,221	$6,503,879,340	$—	$9,139,569,561

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$1,334,090,679	$—	$—	$1,334,090,679
Common/collective trusts	—	5,409,989,104	—	5,409,989,104
Self-directed Brokerage Accounts*	293,661,753	—	—	293,661,753
MPC Common Stock	789,270,009	—	—	789,270,009
Total investments, at fair value	$2,417,022,441	$5,409,989,104	$—	$7,827,011,545
*    Includes interest-bearing cash